Annual Fund Operating Expenses (Delaware Tax-Free Pennsylvania Fund)	0 Months Ended
	Jun. 28, 2011
Class A
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	0.29%
Other expenses	0.14%
Total annual fund operating expenses	0.98%
Fee waivers and expense reimbursements	(0.10%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.88%
Class B
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.14%
Total annual fund operating expenses	1.69%
Fee waivers and expense reimbursements	(0.05%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.64%
Class C
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.14%
Total annual fund operating expenses	1.69%
Fee waivers and expense reimbursements	(0.05%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.64%

[1]	The Fund's investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan and certain other expenses) to the extent necessary to prevent total annual fund operating expenses from exceeding 0.64% of the Fund's average daily net assets from June 28, 2011 through June 28, 2012. The Fund's distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class A shares' 12b-1 fee from June 28, 2011 through June 28, 2012 to no more than 0.25% of the Fund's average daily net assets. These waivers and reimbursements may be terminated only by agreement of the Manager or Distributor, as applicable, and the Fund. Additionally, the Fund's Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992 and 0.30% on all shares acquired on or after June 1, 1992.